Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
Shareholders' Equity [Abstract]
Schedule of fair value assumptions
2021 Grant
Valuation assumptions:
Dividend yield	0
Expected volatility	48%
Risk-free interest rate	1.19%
Expected life (years)	4.0
Vesting period (years)	1.0

Schedule of stock option activity
	Year Ended December 31,
	2022		2021		2020
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of	exercise	of	exercise	of	exercise
	options	price US$	options	price US$	options	price US$
Outstanding at January 1	22,102	12.66	89,925	3.80	309,792	3.29
Granted	-	-	5,704	36.45	-	-
Forfeited and cancelled	-	-	(106)	4.38	(12,876)	3.74
Exercised	(784)	4.38	(73,421)	3.67	(206,991)	3.04

Outstanding at year end	21,318	12.96	22,102	12.66	89,925	3.80

Exercisable at year end	21,318	12.96	16,398	4.38	63,253	3.55

Schedule of options outstanding
			Weighted	Aggregate
	Number	Weighted	Average	intrinsic
	of	average	Remaining	Value (in
	options	exercise	Contractual	US$
	outstanding	price US$	term (years)	thousands)

Outstanding and exercisable as of December 31, 2022	21,318	12.96	2.78	375

Schedule of information about non-vested options
		Weighted
		average
		grant- date
	Options	fair value
Balance at January 1, 2022	5,704	17.52
Granted	-	-
Vested	(5,704)	17.52
Forfeited	-	-

Balance at December 31, 2022	-	-

Schedule of restricted share unit activity
	RSUs	Weighted average grant date value
Balance at January 1, 2022	1,059,181	$15.55
Granted	632,861	$36.69
Vested	(565,515)	$12.89
Forfeited	(25,106)	$31.55

Balance at December 31, 2022	1,101,421	$28.58